Significant events and debt instruments incurred in the year - Additional Information (Details) R$ in Thousands, $ in Thousands																								1 Months Ended	12 Months Ended
		Mar. 04, 2026	Feb. 02, 2026 BRL (R$)	Feb. 02, 2026 USD ($)	Jan. 16, 2026 BRL (R$)	Jan. 12, 2026 BRL (R$)	Jan. 09, 2026 BRL (R$) shares	Dec. 30, 2025 BRL (R$) shares	Dec. 19, 2025 BRL (R$)	Jun. 11, 2025 BRL (R$)	Jun. 05, 2025 BRL (R$)	Apr. 30, 2025 BRL (R$)	Mar. 31, 2025 BRL (R$) shares	Mar. 14, 2025 BRL (R$)	Mar. 14, 2025 USD ($)	Feb. 27, 2025 BRL (R$)	Feb. 19, 2025 BRL (R$)	Feb. 13, 2025 BRL (R$)	Feb. 13, 2025 USD ($)	Feb. 12, 2025 BRL (R$)	Feb. 12, 2025 USD ($)	Feb. 08, 2025	Jan. 16, 2025 BRL (R$) shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2025 BRL (R$) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Feb. 19, 2026	Dec. 22, 2025 BRL (R$)	Dec. 15, 2025 BRL (R$)	Oct. 23, 2025 shares	Sep. 29, 2024 BRL (R$)	Dec. 31, 2022 BRL (R$)
Significant events and debt instruments incurred in the year
Capital reduction in associates																									R$ 26,548
Investment in associates																								R$ 1,721,308	1,721,308		10,678,566
Non-controlling interests																								25,705,404	25,705,404		28,494,598	R$ 30,025,873
Capital reduction of the subsidiary												R$ 649,805
Increase (decrease) through changes in ownership interests, equity																									(5,747,812)		(510)	274,729
Current assets held for sale																								652,168	652,168		978,788
Dividends payable, non-cash assets distributions																								226,484	226,484		96,722	549,054
Dividends received by subsidiary																									153,064		1,312,706
Total amount of shares | shares																																2,100,000,000
Dividends paid to preferred shareholders																									(994,592)		(668,022)
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities																												99,040
Share issue related cost | $	[1]																									$ 230,000
Other financial liabilities																								2,804,606	2,804,606		297,736
Added value of principal																		R$ 1,733,640	$ 300,000	R$ 3,462,660	$ 600,000
Financial liabilities																								92,334,404	92,334,404		89,965,915
Equity																								31,009,632	31,009,632		39,398,362	50,981,180						R$ 48,169,399
Principal repayment of loans, borrowings and debentures																									14,293,953		12,187,560	8,054,763
Repayment of loans, borrowings and debentures			R$ 6,200,000
Moove [member]
Significant events and debt instruments incurred in the year
Decrease through write-off, financial assets																									51,288
Inventory losses due to fire																									35,996
Reversal of tax credit related to inventory losses due to fire																									11,406
Recognized inventory losses due to fire																									47,402
Insurance Recovery For Operational Losses									R$ 933,683
Receipt Of Insurance Recovery For Operational Losses									R$ 500,000
Current Insuranc Recovery Receivable																								R$ 433,683	R$ 433,683
Terminal XXXIX S.A. [member]
Significant events and debt instruments incurred in the year
Proportion of ownership interest in associate											50.00%														50.00%	50.00%
Current assets held for sale											R$ 50,877
Total amount of shares | shares																								14,200,000	14,200,000
Equity																								R$ 257,065	R$ 257,065
Senior Notes Due 2027 [Member]
Significant events and debt instruments incurred in the year
Added value of principal														R$ 2,250,825	$ 392,000
Raizen S A [Member]
Significant events and debt instruments incurred in the year
Total amount of shares | shares	[2]																							10,352,509,484	10,352,509,484
Equity																								R$ 1,132,503	R$ 1,132,503
Raizen S A [Member] | Going Concern Uncertainty [Member]
Significant events and debt instruments incurred in the year
Description Of Processing Of Extrajudicial Recovery Ratifying Suspension Of Actions And Executions Against Debtors		On March 4, 2026, Raízen S.A. issued a material fact notice informing about measures to strengthen its capital structure, including the pursuit of a negotiated solution with its financial creditors. On March 11, 2026, Raízen S.A. filed a petition for an out‑of‑court reorganization proceeding (Recuperação Extrajudicial), an extrajudicial restructuring of a strictly financial nature, which does not cover obligations to customers, suppliers, resellers, and other commercial partners. On March 12, 2026, it was announced that the 3rd Bankruptcy and Judicial Reorganization Court of the District of São Paulo granted the processing of the out‑of‑court reorganization of Raízen and certain subsidiaries. This resulted in the suspension, for 180 days, of lawsuits and enforcement actions related to the claims covered by the proceeding, as well as a 90‑day deadline to prove the quorum required for court approval of the plan, in accordance with Law No. 11,101/2005. As further disclosed by Raízen S.A. in a material fact notice on March 11, 2026, the out‑of‑court reorganization plan may involve (i) the capitalization of the Raízen Group by its shareholders; (ii) the conversion of part of the Subject Claims into an equity interest in the company; (iii) the replacement of part of the Subject Claims with new debt; (iv) corporate reorganizations aimed at segregating a portion of the businesses currently conducted by the Raízen Group; and (v) the sale of assets from the Raízen Group.
Cosan S.A. [member] | Bradesco | Preferred Shares Class A Member
Significant events and debt instruments incurred in the year
Additional payment for the acquisition								R$ 2,000,000
Number of share acquired | shares								174,856,299
Cosan S.A. [member] | BTG Holdings Member | Preferred Shares Class B Member
Significant events and debt instruments incurred in the year
Additional payment for the acquisition								R$ 2,000,000
Number of share acquired | shares								174,856,299
Cosan S.A. [member] | Debentures 1St Series 4Th Issuances [Member] | Early Redemption Of Debentures Member
Significant events and debt instruments incurred in the year
Principal repayment of loans, borrowings and debentures					R$ 400,000
Cosan S.A. [member] | Debentures 1St Series 6Th Issuances [Member] | Early Redemption Of Debentures Member
Significant events and debt instruments incurred in the year
Principal repayment of loans, borrowings and debentures					R$ 166,178
Vale SA [Member]
Significant events and debt instruments incurred in the year
Number Of Share Disposed In Investment | shares																							173,073,795
Percentage Of Share Capital Disposed																							4.05%
Capital reduction in associates																							R$ 8,892,802
Quantity shares owned | shares																							4,268,720
Percentage of share capital owned																							0.10%
Investment in associates																							R$ 242,036
Financial assets, at fair value																								307,177	307,177
Vale SA [Member] | Major business combination [member]
Significant events and debt instruments incurred in the year
Number Of Share Disposed In Investment | shares							4,268,720
Capital reduction in associates						R$ 319,723
Settlement gain/loss, Cash effect							R$ 91,853
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member]
Significant events and debt instruments incurred in the year
Added value of principal																									1,600,016
Cosan Luxembourg S A [member] | Senior Notes Due 2030 [Member] | Early Redemption Of Debentures Member
Significant events and debt instruments incurred in the year
Principal repayment of loans, borrowings and debentures | $				$ 269,334
Cosan Luxembourg S A [member] | Senior Notes Due 2031 [Member]
Significant events and debt instruments incurred in the year
Added value of principal																									1,637,819
Cosan Luxembourg S A [member] | Senior Notes Due 2031 [Member] | Early Redemption Of Debentures Member
Significant events and debt instruments incurred in the year
Principal repayment of loans, borrowings and debentures | $				$ 300,000
Compass Gas E Energia S A [Member]
Significant events and debt instruments incurred in the year
Non-controlling interests																								R$ 639,149	639,149		557,943	790,672
Rumo S.A. [member]
Significant events and debt instruments incurred in the year
Number Of Share Disposed In Investment | shares																								184,700,000
Percentage Of Share Capital Disposed																								9.94%
Non-controlling interests																								R$ 9,852,429	R$ 9,852,429		10,457,452	11,104,589
Proportion of ownership interests held by non-controlling interests																									69.69%	69.69%
Dividends payable, non-cash assets distributions										R$ 1,500,000
Dividends received by subsidiary										R$ 455,893
Total amount of shares | shares																								1,858,828,617	1,858,828,617
Rumo S.A. [member] | Rumo Malha Norte SA [member]
Significant events and debt instruments incurred in the year
Non-controlling interests																	R$ 18,774
Proportion of ownership interests held by non-controlling interests																	0.26%
Rumo S.A. [member] | TRS [Member]
Significant events and debt instruments incurred in the year
Proceeds From Sales Of Investments Accounted For Using Equity Method After Interest Adjustment																									R$ 2,804,606
Nominal Value of Hedging Instruments																								R$ 2,794,724	2,794,724
Proceeds from sales of investments accounted for using equity method																									R$ 2,792,853
Rumo S.A. [member] | BNP Paribas SA | TRS [Member]
Significant events and debt instruments incurred in the year
Nominal Value of Hedging Instruments																														R$ 92,200,000
Rumo S.A. [member] | Banco Santander SA Member | TRS [Member]
Significant events and debt instruments incurred in the year
Nominal Value of Hedging Instruments																															R$ 92,500,000
Cosan Lubrificantese Especialidades S A [member]
Significant events and debt instruments incurred in the year
Percentage of complex area affected in fire incident																						10.00%
Cosan Lubrificantese Especialidades S A [member] | DIPI Holdings acquisition [member] | Indirect
Significant events and debt instruments incurred in the year
Percentage of voting equity interests acquired (as a percent)																																	100.00%
Acquisition consideration price																																	R$ 329,006
Cosan Nove Participações S.A. [member]
Significant events and debt instruments incurred in the year
Proportion of ownership interest in subsidiary													87.27%												66.16%	66.16%
Non-controlling interests																								R$ 946	R$ 946		2,164,445	2,567,019
Proportion of ownership interests held by non-controlling interests																									33.84%	33.84%
Additional payment for the acquisition													R$ 2,169,000
Number of share acquired | shares													1,087,179,567
Increase (decrease) through changes in ownership interests, equity													R$ 975,073
Total amount of shares | shares																								7,663,761,736	7,663,761,736
Cosan Dez Participações S.A. [member]
Significant events and debt instruments incurred in the year
Non-controlling interests																											R$ 980,133	R$ 1,512,041
Capital reduction of the subsidiary																R$ 1,013,760
Increase (decrease) through changes in ownership interests, equity								R$ 2,655,132
Total capital increase								R$ 153,592
Total amount of shares | shares								30,675,567
Dividends paid to preferred shareholders								R$ 623,591
Cosan Dez Participações S.A. [member] | Preferred Shares Class A Member
Significant events and debt instruments incurred in the year
Number Of Common Shares Converted | shares								174,856,299
Cosan Dez Participações S.A. [member] | Preferred Shares Class B Member
Significant events and debt instruments incurred in the year
Number Of Common Shares Converted | shares								174,856,299
Cosan Dez Participações S.A. [member] | Bradesco | Major ordinary share transactions [member] | Preferred Shares Class B Member
Significant events and debt instruments incurred in the year
Percentage of voting equity interests acquired (as a percent)																													4.99%
Cosan Dez Participações S.A. [member] | Bradesco | Major ordinary share transactions [member] | Preferred Shares Class D [Member]
Significant events and debt instruments incurred in the year
Percentage of voting equity interests acquired (as a percent)																													11.50%
Cosan Dez Participações S.A. [member] | Obligation To Repurchase Shares In Subsidiaries [Member]
Significant events and debt instruments incurred in the year
Financial liabilities																								R$ 3,844,648	R$ 3,844,648
Cosan Dez Participações S.A. [member] | Banco Bradesco BBI SA [Member] | Preferred Shares Class A Member
Significant events and debt instruments incurred in the year
Shares repurchased amount								R$ 3,577,760

[1]	Of the total expenses deducted from the funds raised, the amount of R$ 219,760 was the cash disbursement in the 2025 fiscal year.
[2]	The Company's total stake in Raízen S.A. is comprised of a 5.00% direct stake and a 39.06% indirect stake through Cosan . The disclosed percentage of 25.84% refers to the economic benefit, calculated from the result of Cosan S.A.'s stake in its subsidiary Cosan (66.16%), multiplied by the indirect stake of 39.06%. In the Company's consolidated information, direct and indirect stakes are added together, and the impact related to non-controlling shareholders' stake in Cosan is presented in the line item for income attributable to non-controlling shareholders. Despite having a total stake of 39.06%, the Company has 50% of the voting rights.